Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Borrowings
23.	Borrowings

Borrowings as of December 31, 2019 and 2020 are as follows:

	2019			2020
	Interest rate (%)	Amount		Interest rate (%)	Amount
Borrowings denominated in Korean won:
Borrowings from Bank of Korea	0.50~0.75	~~W~~	2,429,346	0.25	~~W~~	5,351,110
Others	0.00~6.00		14,202,096	0.00~6.20		16,375,272

			16,631,442			21,726,382

Borrowings denominated in foreign currencies:
Overdraft due from banks	0.00		86,791	0.00		71,309
Borrowings from banks	0.11~7.50		6,576,849	0.00~8.00		5,423,571
Others	1.94~13.65		1,748,031	0.00~12.45		1,538,021

			8,411,671			7,032,901

Call money	0.00~ 5.25		712,247	0.35~ 0.55		1,760,042
Bill of sale	0.80~ 1.60		19,070	0.00~ 1.10		10,706
Bonds sold under repurchase agreements:	0.95~ 5.40		9,089,736	0.00~ 5.15		11,065,584
Deferred origination costs			(1,010)			(1,551)

		~~W~~	34,863,156		~~W~~	41,594,064